13. SHAREHOLDERS' EQUITY: Schedule of Fair Value of Finder's Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Fair Value of Finder's Warrants
	Year ended December 31,
	2019	2018	2017
Expected life	-	2.0 years	5.0 years
Volatility	-	154% - 169%	154% - 159%
Dividend yield	-	0%	0%
Risk-free interest rate	-	2.05% - 2.10%	1.15% - 1.62%